Property Plant and Equipment - Summary of Depreciation Charged to Consolidated Income Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 99	¥ 101	¥ 88
Cost of Revenues [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	66	74	64
Selling and Marketing Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged		1	1
General and Administrative Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 33	¥ 26	¥ 23